Intangible Assets - Schedule of Changes in Goodwill (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 533
Balance at end of year	536	R 533
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	520
Balance at end of year	520	520
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,675	2,675
Balance at end of year	2,675	2,675
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(2,155)	(2,149)
Impairment	0	(6)
Balance at end of year	(2,155)	(2,155)
Bambanani | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	218
Balance at end of year	218	218
Bambanani | Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment		(6)
Moab Khotsong | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	302
Balance at end of year	R 302	R 302